INTANGIBLE ASSETS (Details Narrative) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 01, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Asset Acquisition [Line Items]
Intangible asset useful life	5 years	5 years		5 years
Indefinite lived trademarks		$ 25		$ 25
Amortization of intangible assets		$ 362	$ 223	$ 807	$ 669	$ 892
AI Powered Consumer Home Search Portal and Technology Assets [Member]
Asset Acquisition [Line Items]
Asset acquisition	$ 2,750
Cash	$ 2,750